Annual Operating Expenses - FidelityFlexConservativeIncomeBondFund-PRO - FidelityFlexConservativeIncomeBondFund-PRO - Fidelity Flex Conservative Income Bond Fund - Fidelity Flex Conservative Income Bond Fund
Oct. 30, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]

[1]
A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.